Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Entity Registrant Name	Genius Sports Ltd
Entity Central Index Key	0001834489
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	Y7
Entity Address, Country	DE
Amendment Description	On October 27, 2020, dMY Technology Group, Inc. II, a Delaware corporation (“dMY”), entered into a Business Combination Agreement (the “Business Combination Agreement”) with Maven Topco Limited, a company incorporated under the laws of Guernsey (the “TopCo”), Maven Midco Limited, a private limited company incorporated under the laws of England and Wales (“MidCo”), Genius Sports Limited, a company incorporated under the laws of Guernsey (f/k/a Galileo NewCo Limited) (“Genius”), Genius Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Genius (“Merger Sub” and, together with TopCo, MidCo and Genius, the “Target Companies”), and dMY Sponsor II, LLC, a Delaware limited liability company (the “Sponsor”). The transactions contemplated by the Business Combination are referred to herein as the “Business Combination.” Pursuant to the Business Combination Agreement, at the closing of the Business Combination (the “Closing”), Genius underwent a pre-closing reorganization (the “Reorganization”) wherein all existing classes of shares of TopCo (except for certain preference shares of TopCo which were redeemed and cancelled as part of the Reorganization (the “Redemption”)) were exchanged for newly issued ordinary shares of Genius (“Genius ordinary shares”). As described in the Business Combination Agreement, solely with respect to the shares of TopCo that were unvested prior to such reorganization and because the holders of such shares executed and delivered support agreements agreeing to the vesting and restrictions provisions therein, such shares were exchanged for Genius ordinary shares but are still subject to the vesting and restrictions as set forth therein (“Restricted Shares”). Pursuant to the Business Combination Agreement, subject to the satisfaction or waiver of certain conditions set forth therein, the following has occurred: (a) dMY’s issued and outstanding shares of Class B Shares, subject to the terms of the Founder Holder Consent Letter (as defined and described below), have converted automatically on a one-for-one basis into Class A Shares; and (b) Merger Sub has merged with and into dMY, with dMY continuing as the surviving company, as a result of which (i) dMY has become a wholly-owned subsidiary of Genius; (ii) each issued and outstanding unit of dMY, consisting of one Class A Share and one-third of one warrant (the “dMY warrants”), were automatically detached, (iii) each issued and outstanding Class A Share was converted into the right to receive one Genius ordinary share; (iv) each issued and outstanding dMY warrant to purchase a share of dMY Class A common stock have become exercisable for one Genius ordinary share (the “Genius warrants”); and (v) NewCo changed its name to Genius Sports Limited. Concurrently with the execution of the Business Combination Agreement, Genius and dMY entered into certain subscription agreements, each dated October 27, 2020 (the “Subscription Agreements”), with a number of accredited and institutional investors (the “PIPE Investors”), including the Caledonia US Funds, pursuant to which such PIPE Investors subscribed to purchase an aggregate of 33,000,000 Genius ordinary shares (together, the “Subscriptions”), for a purchase price of $10.00 per share, for an aggregate purchase price of $330,000,000, to be issued immediately prior to or substantially concurrently with the Closing (the “PIPE Investment”). The Business Combination and the PIPE Investment were consummated on April 20, 2021. Certain amounts that appear in this prospectus may not sum due to rounding.